Acquisitions (Details Narrative) $ / shares in Units, $ in Thousands							9 Months Ended	12 Months Ended
		Dec. 31, 2017 USD ($) NUMBER $ / shares shares	Jul. 03, 2017 USD ($)	Jun. 26, 2017 USD ($) ft² NUMBER $ / shares shares	May 17, 2017 USD ($) NUMBER	Mar. 31, 2017	Sep. 30, 2018 shares	Sep. 22, 2018 USD ($) NUMBER	Dec. 31, 2017 USD ($) $ / shares shares	Sep. 22, 2017
Number of shares isssued | shares							2,500,000
Preferred A Stock [Member]
Business acquisition, value of number of shares issued	[1]	$ 4,483							$ 4,483
Number of shares isssued | shares
FC Global Realty Operating Partnership, LLC [Member] | Common Stock [Member]
Percentage of voting interests acquired		25.00%							25.00%
Business acquisition, number of shares issued | shares									879,234
Impairment expense									$ 862
Fair value of the asset		$ 0							0
Fair value of the asset, net loss		1,392							$ 1,392
FC Global Realty Operating Partnership, LLC [Member] | Common Stock [Member] | Preferred A Stock [Member]
Business acquisition, number of shares issued | shares									123,668
Acquisition of Contributor Parties [Member] | Interest Contribution Agreement [Member] | FC Global Realty Operating Partnership, LLC [Member]
Description of acquired entity						Operating Partnership, L.P., a Delaware limited partnership (“Contributor”), and First Capital Real Estate Trust Incorporated, a Maryland corporation, (the “Contributor Parent” and, together with Contributor, the “Contributor Parties”).
Acquisition of Contributor Parties [Member] | Waive Second Closing Deliverables [Member] | FC Global Realty Operating Partnership, LLC [Member] | Amarillo Hotel [Member]
Percentage of voting interests acquired			100.00%
Minimum estimated cash to be recognized			$ 58,900
Acquisition of Contributor Parties [Member] | Waive Second Closing Deliverables [Member] | FC Global Realty Operating Partnership, LLC [Member] | DutchmansBayAndSerenityBayMember
Number of hotel | NUMBER								2
Description of acquired hotel								Serenity Bay is a planned five-star resort comprised of five contiguous parcels (28.33 acres) zoned for hotel and residential use that are planned for 246 units and 80 one, two and three-bedroom condo units. Dutchman’s Bay is a planned four star condo hotel with 180 guestrooms, 102 two bedroom condos, and 14 three bedroom villas.
Percentage of voting interests acquired										75.00%
First Capital Real Estate Operating Partnership, L.P. ("Contributor") [Member] | First Contribution Agreement [Member] | FC Global Realty Operating Partnership, LLC [Member]
Number of vacant land | NUMBER					4
Value for land				$ 7,400	$ 2,600
Description of percentage of land acquired					One of these vacant land sites was contributed through the transfer of a 75% membership interest in a limited liability company that owns the vacant land site located in Northern California, in which profits and losses are allocated 75% to the Company and 25% to the noncontrolling member subject to a preferred equity split in which the noncontrolling member earns the first 10% of net profits and the balance of the 90% is to be paid along the terms of the 75% split to the Company and 25% to the noncontrolling member.
Percentage of voting interests acquired				17.90%
Number of residential development | NUMBER				251
Area of land | ft²				10,000
Number of finished lots land | NUMBER				37
Number of engineered lots land | NUMBER				24
First Capital Real Estate Operating Partnership, L.P. ("Contributor") [Member] | First Contribution Agreement [Member] | FC Global Realty Operating Partnership, LLC [Member] | Common Stock [Member]
Business acquisition, number of shares issued | shares				879,234
Business acquisition, share price (in dollars per share) | $ / shares				$ 0.01
Description of equity interest issued				The Company issued to the Contributor 879,234 duly authorized, fully paid and non-assessable shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”), which represented approximately 19.9% of the Company’s issued and outstanding Common Stock immediately prior to the Initial Closing, at an agreed upon Per Share Value (defined below) of $2.5183, or $2,214 in the aggregate.
First Capital Real Estate Operating Partnership, L.P. ("Contributor") [Member] | First Contribution Agreement [Member] | FC Global Realty Operating Partnership, LLC [Member] | Common Stock [Member] | Restricted Stock [Member]
Business acquisition, number of shares issued | shares				7,786
Business acquisition, value of number of shares issued				$ 10,000
First Capital Real Estate Operating Partnership, L.P. ("Contributor") [Member] | First Contribution Agreement [Member] | FC Global Realty Operating Partnership, LLC [Member] | Common Stock [Member] | Restricted Stock [Member] | Preferred A Stock [Member]
Business acquisition, number of shares issued | shares				123,668
Business acquisition, share price (in dollars per share) | $ / shares				$ 0.01
Description of equity interest issued				The number of shares of Common Stock issued to the Contributor and to be issued upon conversion of the Series A Stock was determined by dividing the $10 million agreed upon value of the Contributed Assets by $2.5183, a specified price per share value which represents a 7.5% premium above the volume-weighted average price.
First Capital Real Estate Operating Partnership, L.P. ("Contributor") [Member] | Second Contribution Agreement [Member] | FC Global Realty Operating Partnership, LLC [Member] | Preferred A Stock [Member]
Proceeds from issuance of convertible preferred stock								$ 20,000
First Capital Real Estate Operating Partnership, L.P. ("Contributor") [Member] | Optional Contribution Agreement [Member] | FC Global Realty Operating Partnership, LLC [Member]
Fair value of the liability		$ 0							$ 0
First Capital Real Estate Operating Partnership, L.P. ("Contributor") [Member] | Optional Contribution Agreement [Member] | FC Global Realty Operating Partnership, LLC [Member] | Measurement Input, Price Volatility [Member]
Expected volatility		0.3945							0.3945
Discount rate									50.00%
First Capital Real Estate Operating Partnership, L.P. ("Contributor") [Member] | Optional Contribution Agreement [Member] | FC Global Realty Operating Partnership, LLC [Member] | Warrant [Member]
Discount rate									50.00%
First Capital Real Estate Trust Incorporated (the "Contributor Parent") [Member] | Second Contribution Agreement [Member] | FC Global Realty Operating Partnership, LLC [Member]
Number of hotel | NUMBER		2
Value for hotel		$ 20,000
Description of equity interest issued		The agreement stated that Contributor Parent must contribute to the Acquirer its 100% ownership interest in a private hotel that was currently undergoing renovations to convert to a Wyndham Garden Hotel. This 265 room full service hotel was located in Amarillo, Texas and had an agreed upon value of approximately $16 million and outstanding loans of approximately $10.11 million. Before contributing the property to the Acquiror, Contributor Parent was required to resolve a lawsuit concerning ownership of the property. Only when Contributor Parent had confirmed that it was the full and undisputed owner of the property was it able to contribute that interest to the Acquiror.
First Capital Real Estate Trust Incorporated (the "Contributor Parent") [Member] | Optional Contribution Agreement [Member] | FC Global Realty Operating Partnership, LLC [Member]
Number of property | NUMBER		2
Value of property		$ 66,500
First Capital Real Estate Trust Incorporated (the "Contributor Parent") [Member] | Optional Contribution Agreement [Member] | FC Global Realty Operating Partnership, LLC [Member] | Warrant [Member]
Warrant term		5 years
Number of shares isssued | shares		25,000,000
Exercise price (in dollars per share) | $ / shares		$ 3.00							$ 3.00
First Capital Real Estate Trust Incorporated (the "Contributor Parent") [Member] | Optional Contribution Agreement [Member] | FC Global Realty Operating Partnership, LLC [Member] | Hilton Head, South Carolina ("Melrose") [Member]
Value of property		$ 22,500
First Capital Real Estate Trust Incorporated (the "Contributor Parent") [Member] | Optional Contribution Agreement [Member] | FC Global Realty Operating Partnership, LLC [Member] | Punta Brava [Member]
Value of property		44,000
First commitment amount		5,000
Additonal commitment amount		5,000
Second commitment amount		34,000
First Capital Real Estate Trust Incorporated (the "Contributor Parent") [Member] | Optional Contribution Agreement [Member] | FC Global Realty Operating Partnership, LLC [Member] | Preferred A Stock [Member]
Proceeds from issuance of convertible preferred stock		$ 86,450

[1]	Fair value of Common shares based on quoted market price on date of transaction and Fair value of preferred shares based on the number of common shares to which they can be converted on the transaction date